Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 MYR (RM)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 1,244,662					$ 3,219,772	$ 237,037
Other receivables	728,554					904,598
Compensation Receivable, Allowance for Credit Loss	99,526					436,145
Lease concessions	253,206
Lease concessions received						72,401	127,303
Inventory write down	(68,361)					150,382		[1]
Non-current liabilities	1,934,927					2,535,123
Non-refundable initial franchise fee	$ 20,000	¥ 3,000,000
Gross sales	5.00%	5.00%	5.00%	5.00%	5.00%
Directly-operated expenses	$ 1	¥ 100	$ 1	$ 1
Deferred revenue	55,093					146,024
Revenue recognized on deferred revenue	82,017					94,386	182,871
Unredeemed membership points	$ 55,093
Tax benefit percentage	50.00%	50.00%	50.00%	50.00%	50.00%
Shipping and handling expenses	$ 1,793,286					$ 5,863,482	$ 13,609,683
Number of operating segments	3	3	3	3	3
Deposit insurance corporation	$ 250,000		$ 500,000		RM 250,000
Total revenue percentage	18.80%					10.60%	10.00%
Minimum [Member] | Equity Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest voting percentage	20.00%
Maximum [Member] | Equity Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest voting percentage	50.00%
Suppliers One [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage	22.50%	22.50%	22.50%	22.50%	22.50%	18.20%	30.10%
Suppliers Two [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage	21.20%	21.20%	21.20%	21.20%	21.20%	16.30%	19.70%
Suppliers Three [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage						12.00%	17.90%
Japan, Yen [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses | ¥		¥ 1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses			$ 1
Cash deposit	$ 93,919					$ 590,116
Total revenue percentage	22.20%					11.80%	12.10%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	$ 1,964,529					$ 1,001,582
Total revenue percentage	77.80%					88.20%	87.90%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	$ 139,167					$ 69,537
Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	13,137					27,137
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	111,301
Canada [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	29,090
Deposit insurance corporation	74,000			$ 100,000
Merchandise Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write down	69,700					152,759
Asset Retirement Obligations [Member]
Summary of Significant Accounting Policies [Line Items]
Non-current liabilities	773,802					1,004,838
Doubtful [Member]
Summary of Significant Accounting Policies [Line Items]
Compensation Receivable, Allowance for Credit Loss	99,526					436,145
Advertising expenses	$ 301,681					$ 748,363	$ 2,847,383
Customer Three [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable Percentage	26.50%					15.70%
Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable Percentage	10.60%					15.20%
CustomerThreeMember
Summary of Significant Accounting Policies [Line Items]
Account receivable Percentage	10.20%					14.80%
Customer Four [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable Percentage						13.00%
Deposit Insurance System [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	$ 53,000
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	$ 64,000

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.